Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	13. RELATED PARTY TRANSACTIONS For the three and six months ended June 30, 2023 and 2022, the Company did not have any transactions with related parties.